INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2014	2015

Raw materials	$6,794	$6,687
Finished products	7,942	$10,091

	$14,736	$16,778